Interest in associates	12 Months Ended
Dec. 31, 2017
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Interest in associates
25	Interest in associates

	2017 RMB million	2016 RMB million
Share of net assets	3,031	2,590

All the Group’s associates are unlisted without quoted market price. The particulars of the Group’s principal associates as at December 31, 2017 are as follows:

			Proportion of ownership interest held by
	Place of establishment / operation	Group’s effective interest	The Company	Subsidiaries	Proportion of voting rights held by the Group	Principal activity
Southern Airlines Group Finance Co., Ltd. (“SA Finance”)	PRC	33.98%	25.28%	8.70%	33.98%	Provision of Airlines financial services

Sichuan Airlines Co., Ltd. (“Sichuan Airlines”)	PRC	39%	39%	—	39%	Airline transportation

SACM	PRC	40%	40%	—	40%	Advertising services

Xinjiang Civil Aviation Property Management Limited	PRC	42.80%	42.80%	—	42.80%	Property management

There is no associate that is individually material to the Group.

The Group has interests in a number of individually immaterial associates that are accounted for using the equity method. The aggregate financial information of these associates is summarized as following:

	2017 RMB million	2016 RMB million	2015 RMB million
Aggregate carrying amount of individually immaterial associates	3,031	2,590	1,995

Aggregate amounts of the Group’s share of:
Profit from continuing operations	431	509	460
Other comprehensive income	2	(2)	(7)

Total comprehensive income	433	507	453